Trade, other payables and accrued liabilities (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of Aged analysis of Trade, Other Payables and Accrued Liabilities

	August 31, 2021	August 31, 2020	September 1, 2019
Less than 1 month	$2,161	$2,353	$638
1 to 3 months	119	518	307
Over 3 months	2,983	2,079	3,792
Total Trade, Other Payables and Accrued Liabilities	$5,263	$4,950	$4,737